Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, issued
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	60,000,000	60,000,000
Common stock, shares issued	18,941,417	18,560,014
Common stock, shares outstanding	18,941,417	18,560,014